OPERATING COSTS AND EXPENSES (Tables)	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Disclosure of detailed information about operating expenses
Depreciation, amortization and employee benefit expenses recorded in the consolidated statements of income (loss) are detailed as follows:

For the years ended	March 31 2026	March 31 2025
Included in cost of revenues:
Depreciation of property, plant and equipment	$25,483	$24,793
Amortization of right-of-use assets	31,850	27,146
Amortization of intangible assets	21,334	13,247
Transportation reorganization	28,600	—
Wages, salaries and other employee benefits	878,749	867,743

Included in selling, general and administrative expenses:
Depreciation of property, plant and equipment	$8,987	$8,881
Amortization of right-of-use assets	6,971	6,678
Amortization of intangible assets	69,248	71,925
Wages, salaries and other employee benefits	281,862	267,616
EV customer settlement - other	—	24,190
Retirement benefits (i)	13,896	13,378

(i) Includes defined benefit and defined contribution plan expenses.